Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 107,956	$ 67,821
Accounts receivable, net (Note 5)	137,265	171,269
Unbilled revenue	111,734	95,997
Service inventories (Note 6)	96,772	98,434
Prepaid assets	10,146	9,238
Retention withholdings	31,072	48,419
Other receivables	38,476	39,778
Other current assets	7,095	10,759
Total current assets	540,516	541,715
Non-current assets
Property, plant and equipment, net (Note 7)	438,146	442,666
Intangible assets, net (Note 8)	65,696	84,304
Goodwill (Note 8)	645,095	645,095
Operating lease right-of-use assets (Note 9)	26,042	31,628
Other assets	58,183	52,332
Total assets	1,773,678	1,797,740
Liabilities
Accounts payable and accrued expenses	305,308	351,240
Current installments of long-term debt (Note 10)	68,735	71,744
Short-term borrowings (Note 10)	59,720	48,889
Income taxes payable (Note 12)	7,728	8,421
Other taxes payable	27,482	14,674
Operating lease liabilities (Note 9)	5,449	7,406
Other current liabilities	29,090	31,073
Total current liabilities	503,512	533,447
Long-term debt (Note 10)	254,387	331,565
Deferred tax liabilities (Note 12)	5,632
Employee benefit liabilities (Note 11)	31,806	28,935
Non-current operating lease liabilities (Note 9)	20,843	25,145
Other liabilities	49,266	57,154
Total liabilities	865,446	976,246
Commitments and contingencies (Note 13)
Equity
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding at December 31, 2024 and December 31, 2023, respectively (Note 15)
Common stock and additional paid in capital, no par value; unlimited shares authorized; 96,045,856 and 94,996,397 shares issued and outstanding at December 31, 2024 and December 31, 2023, respectively (Note 15)	894,293	883,865
Retained income (deficit)	13,870	(62,440)
Accumulated other comprehensive income	69	69
Total equity	908,232	821,494
Total liabilities and equity	$ 1,773,678	$ 1,797,740